iShares®

iShares U.S. ETF Trust

Supplement dated April 7, 2025

to the currently effective Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) for the

iShares Short Duration Bond Active ETF (NEAR) (the “Fund”)

Effective immediately, Siddharth Mehta is added as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made:

1.	Siddharth Mehta is added as a Portfolio Manager since 2025 to the list of Portfolio Managers in the section of the Fund’s Summary Prospectus entitled Portfolio Managers on page S-7 and Portfolio Managers subsection of the Fund’s Prospectus on page 17.

2.	The following information is added to the Portfolio Managers subsection of the Fund’s Prospectus on page 18:

Siddharth Mehta has been employed by BFA or its affiliates since 2005. He is a Director of BlackRock, Inc.

3.	The following is added to the table listing each Portfolio Manager’s other types of portfolios and/or accounts in the Portfolio Managers subsection on page 65 of the Fund’s SAI:

Siddharth Mehta* (as of February 28, 2025)

Types of Accounts	Number	Total Assets

Registered Investment Companies	4	$3,792,000,000

Other Pooled Investment Vehicles	8	3,344,900,000

Other Accounts	62	335,234,000,000
* Portfolio Manager for iShares Short Duration Bond Active ETF.

4.	The following is added after the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on performance in the Portfolio Managers subsection on page 67 of the Fund’s SAI:

As of February 28, 2025, Mr. Mehta did not have any accounts with performance fees.

5.	The fifth and sixth paragraphs of the Portfolio Manager Compensation Overview subsection on page 68 of the SAI are amended to add references to Mr. Mehta along with the currently listed Portfolio Managers.

6.	The following is added after the table listing each Portfolio Manager’s beneficially owned shares of the Funds in the Portfolio Manager Compensation Overview subsection on page 70 of the SAI:

As of March 21, 2025, Mr. Mehta did not beneficially own shares of the Fund.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-NEAR-0425

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